Award Timing Disclosure	12 Months Ended
Dec. 31, 2024 USD ($)
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Timing of Stock Option and other Equity Awards

Awards of stock options, stock appreciation rights, or SARs, and/or similar option-like instruments are not part of our current equity incentive award program or other current equity incentive grant practices. Although we do not have a formal policy regarding the timing of awards of stock options, stock appreciation rights, or SARs, and/or similar option-like instruments to our NEOs, we do not make these awards or any other form of equity compensation in anticipation of the release of material, non-public information. Similarly, we do not time the release of material, non-public information based on stock option, SARs or other equity award grant dates for the purpose of affecting the value of any NEO award.

In 2024, none of our NEOs were granted any options to purchase shares of our common stock, SARs or similar option-like instruments and we did not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing, How MNPI Considered	Although we do not have a formal policy regarding the timing of awards of stock options, stock appreciation rights, or SARs, and/or similar option-like instruments to our NEOs, we do not make these awards or any other form of equity compensation in anticipation of the release of material, non-public information. Similarly, we do not time the release of material, non-public information based on stock option, SARs or other equity award grant dates for the purpose of affecting the value of any NEO award.
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table
		Estimated Future Payouts Under Non-Equity Incentive Plan Awards(1)			Estimated Future Payouts Under Equity Incentive Plan Awards(2)			All Other Stock Awards: Number of Shares of Stock or	Grant Date Fair Value of Stock and Option
Name	Grant Date	Threshold ($)	Target ($)	Maximum ($)	Threshold (#)	Target (#)	Maximum (#)	Units (#)(3)	Awards ($)(4)
Bryon T. McGregor	3/20/2024	$152,880	$436,800	$786,240
	3/20/2024				38,830	77,660	155,320		$153,767
	3/20/2024							233,330	$461,993

Todd E. Benton(5)	3/20/2024	$67,500	$188,420	$340,838
	3/20/2024				13,830	27,660	55,320		$54,767
	3/20/2024							83,330	$164,993

Robert R. Olander	3/20/2024	$76,230	$217,800	$392,040
	3/20/2024				13,830	27,660	55,320		$54,767
	3/20/2024							83,330	$164,993

Auste M. Graham	3/20/2024	$76,440	$218,400	$393,120
	3/20/2024				12,000	24,000	48,000		$47,520
	3/20/2024							71,660	$141,887

James R. Sneed	3/20/2024	$76,143	$217,551	$391,592
	3/20/2024				12,000	24,000	48,000		$47,520
	3/20/2024							71,660	$141,887
(1)	The amounts represent the “threshold,” “target” and “maximum” annual incentive award payout for the January 1, 2024 to December 31, 2024 performance period under our performance-based component of our annual cash incentive compensation plan and assume full achievement of the NEO’s individual performance element. The actual 2024 payout is reported in the “Summary Compensation Table” above under the “Non-Equity Incentive Plan Compensation” column.
(2)	The equity incentive awards reported in the table represent shares of stock that may be granted under our 2016 Stock Incentive Plan. The amounts represent the “threshold,” “target” and “maximum” incentive award payout for the January 1, 2024 to December 31, 2026 performance period under the performance-based portion of our long-term equity incentive compensation plan. At the time of the award, the NEO would be eligible to earn up to 33% of the shares for 2024, up to 33% of the shares for 2025 and up to 34% of the shares for 2026 based on our attainment of preestablished Adjusted EBITDA ROA levels for the corresponding year, or such other preestablished performance metrics selected by our Compensation Committee, all of which, to the extent earned, would vest in early 2027 based on the NEO’s continued service through that period. NEOs did not earn the portion of the shares allocated for 2024 because our Adjusted EBITDA ROA did not meet the minimum threshold.
(3)	The stock awards reported in the table represent shares of stock granted under our 2016 Stock Incentive Plan. The awards vested as to 33% of the shares on April 1, 2025 and vest as to 33% and 34% of the shares on April 1, 2026 and 2027, respectively.
(4)	For equity incentive plan awards, the dollar value of plan awards represents the grant date fair value calculated based on the “target” number of shares multiplied by the fair market value of our common stock on the grant date. The dollar value of all other grants of common stock shown represents the grant date fair value calculated based number of shares granted multiplied by the fair market value of our common stock on the grant date. The actual value that the NEO will realize will depend on the price per share of our common stock at the time the shares are sold. There is no assurance that the actual value realized by the NEO will be at or near the grant date fair value of the shares awarded.
(5)	The “threshold,” “target” and “maximum” dollar amounts were prorated for 2024 to reflect the period during which Mr. Benton served as our Chief Operating Officer compared to the period during which he served as our Vice President of Operations.

Bryon T. McGregor [Member]
Awards Close in Time to MNPI Disclosures
Name	Bryon T. McGregor
Underlying Securities	233,330	[1]
Fair Value as of Grant Date	$ 153,767	[2]
Bryon T. McGregor One [Member]
Awards Close in Time to MNPI Disclosures
Fair Value as of Grant Date	$ 461,993	[2]
Todd E. Benton [Member]
Awards Close in Time to MNPI Disclosures
Name	Todd E. Benton	[3]
Underlying Securities	83,330	[1]
Fair Value as of Grant Date	$ 54,767	[2]
Todd E. Benton One [Member]
Awards Close in Time to MNPI Disclosures
Fair Value as of Grant Date	$ 164,993	[2]
Robert R. Olander [Member]
Awards Close in Time to MNPI Disclosures
Name	Robert R. Olander
Underlying Securities	83,330	[1]
Fair Value as of Grant Date	$ 54,767	[2]
Robert R. Olander One [Member]
Awards Close in Time to MNPI Disclosures
Fair Value as of Grant Date	$ 164,993	[2]
Auste M. Graham [Member]
Awards Close in Time to MNPI Disclosures
Name	Auste M. Graham
Underlying Securities	71,660	[1]
Fair Value as of Grant Date	$ 47,520	[2]
Auste M. Graham One [Member]
Awards Close in Time to MNPI Disclosures
Fair Value as of Grant Date	$ 141,887	[2]
James R. Sneed [Member]
Awards Close in Time to MNPI Disclosures
Name	James R. Sneed
Underlying Securities	71,660	[1]
Fair Value as of Grant Date	$ 47,520	[2]
James R. Sneed One [Member]
Awards Close in Time to MNPI Disclosures
Fair Value as of Grant Date	$ 141,887	[2]

[1]
(3)	The stock awards reported in the table represent shares of stock granted under our 2016 Stock Incentive Plan. The awards vested as to 33% of the shares on April 1, 2025 and vest as to 33% and 34% of the shares on April 1, 2026 and 2027, respectively.

[2]	For equity incentive plan awards, the dollar value of plan awards represents the grant date fair value calculated based on the “target” number of shares multiplied by the fair market value of our common stock on the grant date. The dollar value of all other grants of common stock shown represents the grant date fair value calculated based number of shares granted multiplied by the fair market value of our common stock on the grant date. The actual value that the NEO will realize will depend on the price per share of our common stock at the time the shares are sold. There is no assurance that the actual value realized by the NEO will be at or near the grant date fair value of the shares awarded.
[3]	The “threshold,” “target” and “maximum” dollar amounts were prorated for 2024 to reflect the period during which Mr. Benton served as our Chief Operating Officer compared to the period during which he served as our Vice President of Operations.